CASH AND CASH EQUIVALENTS (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) d
Statement [Line Items]
Cash And Cash Equivalents 1 | d	90
Cash And Cash Equivalents 2 | $	$ 1.0